Employee Benefits (Details) - Schedule of changes in provisions for vacation - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of changes in provisions for vacation [Abstract]
Balances as of January 1,	$ 27,609	$ 26,855
Provisions established	11,512	7,257
Provisions used	(5,128)	(6,503)
Provisions released
Balances as of December 31,	$ 33,993	$ 27,609